                                              Registration No. 33-36700/811-6167
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

     Pre-Effective Amendment No. _____________                          / /


     Post-Effective Amendment No.    9                                  /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/


                     Amendment No.  10                                  / /


                        (Check appropriate box or boxes.)

                            SAFECO COMMON STOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                     SAFECO PLAZA, SEATTLE, WASHINGTON 98185
                (Address of Principal Executive Offices) ZIP Code

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (206) 545-5269

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                                  DAVID F. HILL
                                  SAFECO Plaza
                                  Seattle, Washington 98185
                                  (206) 545-5269

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective
/ /  immediately upon filing pursuant to paragraph (b)



/X/  on January 31, 1996 pursuant to paragraph (b)



/ /  75 days after filing  pursuant to paragraph (a)


/ /  on ________________ pursuant to paragraph (a) of Rule 485


================================================================================
Registrant is registering an indefinite number of its shares under the Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant filed a Rule 24f-2 Notice on November 15, 1995.
================================================================================
The Exhibit Index is at page __.

                            SAFECO COMMON STOCK TRUST

                       Registration Statement on Form N-1A
                              Cross Reference Sheet

                                     Part A

Item No.                                             Location in Prospectus
--------                                             ----------------------
Item 1.           Cover Page                         Cover page

Item 2.           Synopsis                           Introduction to the
                                                     Trust and the Funds; Fund Expenses

Item 3.           Condensed Financial Information    Financial Highlights; Performance
                                                     Information

Item 4.           General Description of Registrant  The Trust and Each Fund's Investment
                                                     Policies; Information about
                                                     Share Ownership and Companies
                                                     that Provide Services to the
                                                     Trust; Risk Factors; Persons
                                                     Controlling the Balanced Fund,
                                                     International Fund and Small Company
                                                     Fund; Ratings Supplement

Item 5.           Management of the Trust            Information about Share
                                                     Ownership and Companies that
                                                     Provide Services to the Trust;
                                                     Portfolio Managers; Fund Expenses

Item 6.           Capital Stock and Other            Cover Page; Fund Distributions and
                   Securities                        How They Are Taxed; Information About
                                                     Share Ownership and Companies that
                                                     Provide Services to the Trust

Item 7.            Purchase of Securities            How to Purchase Shares;
                   Being Offered                     How to Exchange Shares
                                                     From One Fund to Another;
                                                     How to Systematically
                                                     Purchase or Redeem Shares;
                                                     Share Price Calculation;
                                                     Tax Deferred Retirement Plans;
                                                     Account Statements;
                                                     Telephone Transactions;
                                                     Transactions Through
                                                     Registered Investment Advisers

Item 8.            Redemption or Repurchase          How to Redeem Shares;
                                                     How to Exchange Shares
                                                     From One Fund to Another;
                                                     How to Systematically
                                                     Purchase or Redeem Shares;
                                                     Account Changes and Signature
                                                     Requirements; Account
                                                     Statements;  Telephone
                                                     Transactions;  Transactions
                                                     Through Registered Investment
                                                     Advisers

Item 9.            Pending Legal Proceedings         Not applicable

                                     Part B

                                                     Location in Statement
Item No.                                             of Additional Information
--------                                             -------------------------
Item 10.           Cover Page                        Cover page

Item 11.           Table of Contents                 Table of Contents

Item 12.           General Information and History   Not applicable

Item 13.           Investment Objectives and         Overview of Investment
                   Policies                          Policies of the Growth,
                                                     Equity, Income, Northwest, Balanced,
                                                     International and Small Company Funds;
                                                     Description of Commercial Paper and
                                                     Preferred Stock Ratings; Special Risks
                                                     of Below Investment Grade Bonds -
                                                     Equity, Income, Balanced and Small
                                                     Company Funds

Item 14.           Management of the Trust           Trustees and Officers

Item 15.           Control Persons and Principal     Principal Shareholders
                   Holders of Securities             of the Funds

 Item 16.          Investment Advisory and Other     Investment Advisory and
                   Services                          Other Services

 Item 17.          Brokerage Allocation and Other    Brokerage Practices
                   Practices

 Item 18.          Capital Stock and Other           Not applicable
                   Securities

 Item 19.          Purchase, Redemption and Pricing  Additional Information on
                   of Securities Being Offered       Calculation of Net Asset Value
                                                     Per Share; Redemption in Kind

 Item 20.          Tax Status                        Additional Tax Information

 Item 21.          Underwriters                      Investment Advisory and
                                                     Other Services

 Item 22.          Calculations of Performance Data  Additional Performance
                                                     Information

 Item 23.          Financial Statements              Financial Statements

                                     Part C

 Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

-----------------------------------------------------------------------------


SAFECO GROWTH FUND


SAFECO EQUITY FUND


SAFECO INCOME FUND


SAFECO NORTHWEST FUND


SAFECO INTERNATIONAL STOCK FUND


SAFECO BALANCED FUND


SAFECO SMALL COMPANY STOCK FUND


January 31, 1996

Each Fund described in this Prospectus is a series of the SAFECO Common Stock Trust ("Trust"), an open-end, management investment company consisting of seven separate series.


There are market risks in all securities transactions. This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated January 31, 1996 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed on this page. The Statement of Additional Information contains more information about most of the topics in this Prospectus as well as information about the trustees and officers of the Trust.



For additional assistance, please call or write:



                NATIONWIDE 1-800-624-5711; SEATTLE 206-545-7319


                         TTY/TDD SERVICE 1-800-438-8718



                              SAFECO MUTUAL FUNDS


                                 P.O. BOX 34890


                             SEATTLE, WA 98124-1890



                     ALL TELEPHONE CALLS ARE TAPE-RECORDED


                              FOR YOUR PROTECTION.

------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------

                                     -- 1 --

------------------------------------------------------------------------


The SAFECO GROWTH FUND has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation.



The SAFECO EQUITY FUND has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint.



The SAFECO INCOME FUND has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Income Fund invests primarily in common and preferred stock and in convertible bonds selected for dividend potential.



The SAFECO NORTHWEST FUND has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington ("Northwest").



The SAFECO BALANCED FUND has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities.



The SAFECO INTERNATIONAL STOCK FUND has as its investment objective to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the U.S.



The SAFECO SMALL COMPANY STOCK FUND has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.


                                     -- 2 --

------------------------------------------------------------------------


TABLE OF CONTENTS



Introduction to the Trust and the Funds                    4
Fund Expenses                                              7
Financial Highlights                                       9
The Trust and Each Fund's Investment Policies             13
Risk Factors                                              34
Portfolio Managers                                        36
Information about Share Ownership and Companies
that Provide Services to the Trust                        38
Persons Controlling the Balanced, International
and Small Company Funds                                   42
Performance Information                                   42
Fund Distributions and How They Are Taxed                 43
Tax-Deferred Retirement Plans                             45
Account Statements                                        47
Account Changes and Signature Requirements                47
Share Price Calculation                                   48
How to Purchase Shares                                    49
How to Redeem Shares                                      52
How to Systematically Purchase or Redeem Shares           55
How to Exchange Shares From One Fund to Another           56
Telephone Transactions                                    58
Transactions Through Registered Investment Advisers       59
Ratings Supplement -- Equity, Income and Balanced Funds   59


                                     -- 3 --

------------------------------------------------------------------------


INTRODUCTION TO THE TRUST AND THE FUNDS


The Trust is a series investment company that currently issues shares representing seven mutual funds: SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund") and SAFECO Small Company Stock Fund ("Small Company Fund") (collectively, the "Funds"). Each Fund is a diversified series of the Trust, an open-end, management investment company which continuously offers to sell and redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees.

The Growth Fund has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation. Such investments may cause its share price to be more volatile than the Equity and Income Funds.

The Equity Fund has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint.

The Income Fund has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Income Fund invests primarily in common and preferred stock and in convertible bonds selected for dividend potential.

The Northwest Fund has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by

                                     -- 4 --

------------------------------------------------------------------------
companies with their principal executive offices located in the Northwest.

The Balanced Fund has as its objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities.

The International Fund has as its investment objective to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To achieve its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the U.S.


The Small Company Fund has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.


There is, of course, no assurance that a Fund will achieve its investment objective. See "The Trust and Each Fund's Investment Policies" for more information.

There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest Fund concentrates its investments primarily in the Northwest, it may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of the Northwest Fund. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investments. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in

                                     -- 5 --

------------------------------------------------------------------------
the countries in which the Fund invests. The Small Company Fund invests in small-sized companies, which involves greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. See "The Trust and Each Fund's Investment Policies" for more information.

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and manages over $2 billion in mutual fund assets as of December 31, 1995. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. The International Fund is sub-advised by Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"). The Sub-Adviser is a direct, wholly-owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly-owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.


EACH FUND:


- Is 100% no-load; there are no sales or redemption charges or 12b-1 fees. Offers free exchanges as well as easy access to your money through telephone redemptions and wire transfers.
- Pays dividends, if any, quarterly.
- Has a minimum initial investment of $1,000 for regular accounts and $250 for IRAs.

                                     -- 6 --

------------------------------------------------------------------------


FUND EXPENSES



A.  SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND



                   SALES
                LOAD IMPOSED
   SALES             ON
LOAD IMPOSED     REINVESTED      DEFERRED     REDEMPTION    EXCHANGE
ON PURCHASES     DIVIDENDS      SALES LOAD       FEES         FEES
------------    ------------    ----------    ----------    --------
   NONE             NONE           NONE          NONE         NONE



SAFECO Services Corporation, the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.



B.  ANNUAL OPERATING EXPENSES


    (As a percentage of average net assets)



                                                                 TOTAL
                             MANAGEMENT         OTHER          OPERATING
 FUND      12B-1 FEES    +      FEE        +   EXPENSES    =   EXPENSES
------     ----------        ----------        --------        ---------
Growth        None               .67%            .31%             .98%
Equity        None               .61%            .23%             .84%
Income        None               .68%            .18%             .87%
Northwest     None               .73%            .36%            1.09%
Balanced      None               .75%            .24%             .99%
International    None           1.10%            .23%            1.33%
Small
Company       None               .85%            .23%            1.08%



The amounts shown are actual expenses paid by shareholders of the Growth, Equity, Income and Northwest Funds for the fiscal year ended September 30, 1995. The amounts shown for the Balanced, International, and Small Company Funds are annualized expenses to be paid by shareholders based on the maximum management fee and estimated "other expenses" for the fiscal period ending September 30, 1996. The management fees paid by the International and Small Company Funds are higher than the management fees paid by most other investment companies. See "Information about Share Ownership and Companies that Provide Services to the Trust" on page 38 for more information.


                                     -- 7 --

------------------------------------------------------------------------

C.  EXAMPLE OF EXPENSES


You would pay the following expenses on a $1,000 investment assuming a 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.


      FUND          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------    ------     -------     -------     --------
Growth               $ 10        $31         $54         $120
Equity               $  9        $27         $47         $104
Income               $  9        $28         $48         $107
Northwest            $ 11        $35         $60         $133
Balanced             $ 10        $32
International        $ 14        $42
Small Company        $ 11        $34


The purpose of the tables is to assist you in understanding the various costs and expenses that an investor in each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

                                     -- 8 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)


SAFECO GROWTH FUND


The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.


                                                     YEAR ENDED SEPTEMBER 30
                    1995      1994      1993      1992      1991     1990     1989     1988     1987     1986
                  ---------------------------------------------------------------------------------------------
Net asset value
 at beginning
 of period          $17.37    $19.20    $13.98    $17.95    $11.14   $17.22   $14.95   $18.13   $15.40   $16.86
INCOME FROM
INVESTMENT
OPERATIONS:
 Net investment
  (loss) income       .07      (.02)     (.02)     (.01)      .05      .14      .53      .35      .24      .31
 Net realized
  and unrealized
  gain (loss) on
  investment
  transactions       4.07       .78      5.39     (3.15)     7.77    (4.20)    3.17     (.99)    4.31     1.62
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
Total from
 investment
 operations           4.14       .76      5.37     (3.16)     7.82    (4.06)    3.70     (.64)    4.55     1.93
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
LESS
DISTRIBUTIONS:
 Dividends
  from net
  investment
  income              (.07)       --        --        --      (.05)    (.14)    (.53)    (.48)    (.23)    (.42)
Distributions from
  capital gains      (5.61)    (2.59)     (.15)     (.81)     (.96)   (1.88)    (.90)   (2.06)   (1.59)   (2.97)
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
Total
 distributions       (5.68)    (2.59)     (.15)     (.81)    (1.01)   (2.02)   (1.43)   (2.54)   (1.82)   (3.39)
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
Net asset value at
 end of period      $15.83    $17.37    $19.20    $13.98    $17.95   $11.14   $17.22   $14.95   $18.13   $15.40
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
                      ----      ----      ----      ----      ----     ----     ----     ----     ----     ----
Total return        23.93%     3.88%    38.43%   -17.83%    70.22%  -23.67%   25.23%   -1.47%   32.68%   13.29%*
Net assets at
 end of period
 (000's omitted)  $176,483  $156,108  $158,723  $127,897  $155,429  $59,164  $81,472  $74,324  $82,703  $68,375
Ratio of expenses
 to average net
 assets               .98%      .95%      .91%      .91%      .90%    1.01%     .94%     .98%     .92%     .85%
Ratio of net
 investment (loss)
 income to average
 net assets           .34%     -.12%     -.10%     -.10%      .36%     .88%    3.27%    2.37%    1.46%    1.90%
Portfolio turnover
 rate              110.44%    71.18%    57.19%    85.38%    49.86%   90.48%   11.38%   19.31%   23.61%   46.04%


* Unaudited.

More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.

                                     -- 9 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)


SAFECO EQUITY FUND


The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.


                                                      YEAR ENDED SEPTEMBER 30
                      1995      1994      1993     1992     1991     1990     1989     1988     1987     1986
                    -------------------------------------------------------------------------------------------
Net asset value
 at beginning
 of period            $13.89    $12.54     $9.53   $10.38    $8.43   $10.10    $8.51   $12.23   $11.44   $10.25
INCOME FROM
INVESTMENT
OPERATIONS:
 Net investment
   income                .34       .23       .17      .15      .17      .22      .39      .18      .21      .29
 Net realized
   and unrealized
   gain (loss) on
   investment
   transactions         2.59      1.83      3.79     (.09)    2.37    (1.28)    2.26    (1.82)    2.83     2.46
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
Total from
 investment
 operations             2.93      2.06      3.96      .06     2.54    (1.06)    2.65    (1.64)    3.04     2.75
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
LESS DISTRIBUTIONS:
 Dividends from net
   investment
   income               (.34)     (.23)     (.17)    (.15)    (.17)    (.22)    (.39)    (.23)    (.22)    (.34)
Distributions from
 capital gains         (1.17)     (.48)     (.78)    (.76)    (.42)    (.39)    (.67)   (1.85)   (2.03)   (1.22)
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
Total distributions    (1.51)     (.71)     (.95)    (.91)    (.59)    (.61)   (1.06)   (2.08)   (2.25)   (1.56)
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
Net asset value at
 end of period        $15.31    $13.89    $12.54    $9.53   $10.38    $8.43   $10.10    $8.51   $12.23   $11.44
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
                        ----      ----      ----     ----     ----     ----     ----     ----     ----     ----
Total return          21.59%    16.51%    41.77%     .41%   30.39%  -10.73%   32.12%   -9.93%   31.75%   29.61%*
Net assets at
 end of period
 (000's omitted)    $598,582  $412,805  $148,894  $74,383  $71,586  $51,603  $53,892  $45,625  $64,668  $46,740
Ratio of expenses to
 average net assets     .84%      .85%      .94%     .96%     .98%     .97%     .96%    1.00%     .97%     .88%
Ratio of net
 investment income
 to average net
 assets                2.38%     1.72%     1.50%    1.34%    1.70%    2.19%    4.13%    2.16%    1.92%    2.55%
Portfolio turnover
 rate                 56.14%    33.33%    37.74%   39.88%   45.21%   51.01%   63.62%   88.19%   85.11%   86.39%


* Unaudited.

More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.

                                    -- 10 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)


SAFECO NORTHWEST FUND


The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.


                                                  FOR THE NINE                   FEBRUARY 7, 1991
                   YEAR ENDED      YEAR ENDED     MONTHS ENDED    YEAR ENDED     (INITIAL PUBLIC
                  SEPTEMBER 30    SEPTEMBER 30      SEPT. 30      DECEMBER 31       OFFERING)
                      1995            1994           1993+           1992        TO DEC. 31, 1991
                  -------------------------------------------------------------------------------
Net asset value
 at beginning
 of period          $  12.59        $  12.34        $  12.59        $ 11.37          $  10.06
INCOME FROM
INVESTMENT
OPERATIONS:
 Net investment
   income                .04             .04             .02            .06               .13
 Net realized and
   unrealized
   (loss) gain on
   investment
   transactions         2.35             .59            (.25)          1.53              1.44
                      ------          ------          ------         ------          --------
Total from
 investment
 operations             2.39             .63            (.23)          1.59              1.57
                      ------          ------          ------         ------          --------
LESS
Distributions:
 Dividends from
   net investment
   income               (.04)           (.04)           (.02)          (.06)             (.19)
Distributions from
 capital gains          (.53)           (.34)             --           (.31)             (.07)
                      ------          ------          ------         ------          --------
Total
 distributions          (.57)           (.38)           (.02)          (.37)             (.26)
                      ------          ------          ------         ------            ------
Net asset value at
 end of period      $  14.41        $  12.59        $  12.34        $ 12.59          $  11.37
                     -------         -------         -------        -------         ---------
                     -------         -------         -------        -------         ---------
Total return          19.01%           5.19%          -1.86%**       14.08%            14.93%**
Net assets at
 end of period
 (000's omitted)    $ 40,140        $ 36,383        $ 39,631        $40,402          $ 26,434
Ratio of expenses
 to average
 net assets            1.09%           1.06%           1.11%*         1.11%             1.27%*
Ratio of net
 investment income
 to average
 net assets             .31%            .33%            .18%*          .55%             1.14%*
Portfolio turnover
 rate                 19.59%          18.46%          14.05%*        33.34%            27.71%*



*  Annualized.

** Not annualized.
+ The Fund changed its fiscal year end from December 31 to september 30 so that its reporting period will coincide with the other Funds in the SAFECO Common Stock Trust.

More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.

                                    -- 11 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)


SAFECO INCOME FUND


The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.


                                                           YEAR ENDED SEPTEMBER 30
                        1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                      --------------------------------------------------------------------------------------------------
Net asset value at
 beginning of period    $17.25    $17.79    $16.27    $15.35    $12.89    $16.44    $14.32    $17.16    $15.52    $12.96
INCOME FROM
INVESTMENT
OPERATIONS:
 Net investment income      .82      .81       .78       .80       .81       .85       .81       .78       .78       .78
 Net realized and
  unrealized gain
  (loss) on investment
  transactions            2.71      (.30)     1.52       .96      2.53     (3.39)     2.12     (1.80)     2.37      3.13
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total from investment
 operations               3.53       .51      2.30      1.76      3.34     (2.54)     2.93     (1.02)     3.15      3.91
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
LESS DISTRIBUTIONS:
 Dividends from net
  investment income       (.82)     (.81)     (.78)     (.80)     (.83)     (.83)     (.81)     (.98)     (.78)     (.79)
Distributions from
 capital gains            (.85)     (.24)       --      (.04)     (.05)     (.18)       --      (.84)     (.73)**     (.56)
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total distributions      (1.67)    (1.05)     (.78)     (.84)     (.88)    (1.01)     (.81)    (1.82)    (1.51)    (1.35)
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Net asset value at end
 of period              $19.11    $17.25    $17.79    $16.27    $15.35    $12.89    $16.44    $14.32    $17.16    $15.52
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total return            21.04%     2.98%    14.35%    11.75%    26.43%   -16.06%    21.00%    -4.61%    21.41%    31.76%*
Net assets at end of
 period (000's
 omitted)             $217,870  $190,610  $203,019  $181,582  $181,265  $170,153  $232,812  $231,724  $313,308  $102,254
Ratio of expenses to
 average net assets       .87%      .86%      .90%      .90%      .93%      .92%      .92%      .97%      .94%      .95%
Ratio of net
 investment income to
 average net assets      4.55%     4.59%     4.55%     5.06%     5.58%     5.59%     5.28%     5.58%     4.53%     5.08%
Portfolio turnover
 rate                   31.12%    19.30%    20.74%    20.35%    22.25%    19.37%    16.38%    34.13%    33.08%    28.90%


* Unaudited.

** Distributions include $.04, respectively, of additional gain arising from investment transactions of Securities acquired in a nontaxable exchange.


More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.

                                    -- 12 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES


The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of seven mutual funds: Growth Fund, Equity Fund, Income Fund, Northwest Fund, Balanced Fund, International Fund and Small Company Fund, each of which is a diversified series of the Trust.

The investment objective and investment policies for each Fund are described below. The Trust's Board of Trustees may change a Fund's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of that Fund. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment. Current holdings and recent investment strategies are described in the Funds' financial reports, which are sent to shareholders twice a year.


Each Fund has adopted a number of investment restrictions. If a Fund follows a percentage limitation at the time of investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy (except to the extent the change may impact a Fund's borrowing limits or restrictions on its holding of illiquid securities). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed by the Board of Trustees without shareholder vote.



GROWTH FUND

The investment objective of the Growth Fund is to seek growth of capital and the increased income that ordinarily follows from such growth.

                                    -- 13 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

To pursue its objective, the Growth Fund:


1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. Common Stocks represent equity interest in a corporation. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Smaller companies, which generally make up a portion of the Fund's assets, are especially sensitive to these factors.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. SAM will purchase convertible securities for the Fund if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders.

   The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities

                                    -- 14 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.


3. MAY INVEST UP TO 5% OF NET ASSETS IN CONTINGENT VALUE RIGHTS. A contingent value right is a right issued by a corporation that takes on a preestablished value if the underlying common stock does not attain a target price by a specified date.



EQUITY FUND

The investment objective of the Equity Fund is to seek long-term growth of capital and a reasonable current income for its shareholders. The Equity Fund does not seek to achieve both growth and income with every portfolio security investment. Rather, it attempts to manage the portfolio as a whole so as to achieve a reasonable balance between growth and income on an overall basis.

To pursue its objective, the Equity Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES (WHICH INCLUDE COMMON STOCKS AND PREFERRED STOCKS). A common stock represents an equity interest in a corporation. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders.

   Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in

                                    -- 15 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   a company's financial condition and overall market and economic conditions. Smaller companies are especially sensitive to these factors. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.


2. MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund may invest in convertible corporate bonds that are rated investment grade by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds are medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer. The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock.



INCOME FUND

The investment objective of the Income Fund is to seek high current income and, when consistent with its objective, the long-term growth of capital. The Fund currently intends to place greatest emphasis on holding common stock, convertible corporate bonds and convertible preferred stock. SAM will select securities primarily for current income, but also with a

                                    -- 16 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

view toward capital growth when this can be accomplished without conflicting with the Fund's investment objective.

To pursue its objective, the Income Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCK AND ALSO IN CONVERTIBLE AND NON-CONVERTIBLE CORPORATE BONDS AND PREFERRED STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). A common stock represents an equity interest in a corporation. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders.


   SAM will purchase convertible securities for the Fund if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. SAM may purchase convertible or non-convertible corporate bonds that are rated investment grade by Moody's or S&P or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds are medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.


   Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and

                                    -- 17 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   economic conditions. Smaller companies are especially sensitive to these factors. The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

2. MAY INVEST UP TO 10% OF TOTAL ASSETS IN EURODOLLAR BONDS WHICH ARE ISSUED BY U.S. ISSUERS. Eurodollar bonds are traded in the European bond market and are denominated in U.S. dollars. The Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the U.S. The delivery of Eurodollar bonds to the Fund's custodian in the U.S. may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner.


NORTHWEST FUND

The Northwest Fund has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Northwest Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington.

To pursue its objective, the Northwest Fund:

1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCK AND PREFERRED STOCK OF COMPANIES LOCATED IN THE NORTHWEST

                                    -- 18 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. A common stock represents an equity interest in a corporation. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders. The Fund generally invests a portion of its assets in smaller companies.

   Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Smaller companies are especially sensitive to these factors. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks. See "Risk Factors" for more information about the risks of investing primarily in companies located in the Northwest.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. SAM may purchase for the Fund corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. SAM will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth.


                                    -- 19 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


   SAM will purchase for the Fund convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's. The Fund may retain those convertible securities which are downgraded to below investment grade after purchase. In the event that 35% or more of the Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets. For a description of ratings, see the "Description of Commercial Paper and Preferred Stock Ratings" section of the Funds' Statement of Additional Information.


   The value of convertible securities will normally vary with the value of the underlying common stock and vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.


BALANCED FUND

The investment objective of the Balanced Fund is to seek growth and income consistent with the preservation of capital. The Balanced Fund will occasionally alter the mix of its equity and fixed income securities to pursue its objective. Such action will be taken in response to economic conditions and generally in small increments. The Balanced Fund will not make significant changes in its asset mix in an attempt to "time the market."

                                    -- 20 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

To pursue its objective, the Balanced Fund:


1. WILL ORDINARILY INVEST FROM 50% TO 70% OF ITS TOTAL ASSETS IN EQUITY SECURITIES, WHICH INCLUDE COMMON STOCKS, PREFERRED STOCK AND SECURITIES CONVERTIBLE INTO COMMON STOCK.
   A common stock represents an equity interest in a corporation. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders. Convertible securities are debt or preferred stocks which are convertible into or exchangeable for common stock. Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. SAM may purchase for the Fund corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer.



   SAM will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. SAM will purchase for the Fund convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's. The Fund may retain those convertible securities which are downgraded to below investment grade after purchase. In the event that an amount of 35% or more of the Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets. For a description of ratings, see the "Description of Commercial Paper and Preferred Stock Ratings" section of the Funds' Statement of Additional Information.


                                    -- 21 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks. The value of convertible securities will normally vary with the value of the underlying common stock and vary inversely with interest rates.

2. WILL INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN FIXED-INCOME SENIOR SECURITIES. Fixed-income senior securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.


   SAM will purchase for the Fund only U.S. Government and investment grade debt obligations or non-rated debt obligations which in the view of SAM contain the credit characteristics of investment grade debt obligations. Investment grade obligations (rated between Aaa -- Baa by Moody's and AAA -- BBB by S&P) are from high to medium quality. Medium obligations possess speculative characteristics and may be more sensitive to economic changes and changes to the financial condition of issuers. The Fund may retain a debt obligation if it is downgraded to below investment grade after purchase.



INTERNATIONAL FUND

The investment objective of the International Fund is to seek maximum long-term total return (capital appreciation and

                                    -- 22 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the U.S.

To pursue its objective, the International Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCKS OF NON-U.S. COMPANIES. A common stock represents an equity interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Common stock issued by foreign companies is subject to various risks in addition to those associated with U.S. investments. For example, the value of the common stock depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the common stock is issued. See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers.

2. MAY INVEST IN PREFERRED STOCKS AND CONVERTIBLE SECURITIES ISSUED BY FOREIGN COMPANIES. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks. The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock. See "Risk Factors" for more

                                    -- 23 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   information about the risks inherent in securities issued by foreign issuers.


3. MAY INVEST IN DEBT SECURITIES ISSUED BY FOREIGN COMPANIES AND GOVERNMENTS. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. SAM will make such investments primarily for defensive purposes, but may also do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.



   SAM may purchase for the Fund sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors. See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers.


4. MAY INVEST IN PRIVATE FOREIGN INVESTMENT COMPANIES ("PFICS"), WHICH ARE FUNDS OR TRUSTS ORGANIZED AS INVESTMENT VEHICLES TO INVEST IN COMPANIES OF CERTAIN FOREIGN COUNTRIES. Investors in PFICs bear their proportionate share

                                    -- 24 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   of the PFIC's management fees and other expenses. See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers.


5. MAY PURCHASE AND SELL PUT AND CALL OPTIONS ON SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, PURCHASE AND SELL FUTURES CONTRACTS AND RELATED OPTIONS WITH RESPECT TO SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES AND ENTER INTO FOREIGN CURRENCY TRANSACTIONS SUCH AS FORWARD CONTRACTS. SAM may employ certain strategies and techniques utilizing these instruments to mitigate the Fund's exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values. There is no guarantee that these strategies and techniques will work.



   An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of an option is obligated to purchase or sell (depending upon the nature of the option) the underlying securities if the option is exercised during the specified period of time. A futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a security at the close of the last trading day of the contract and the price at which the agreement is made. A forward currency contract is an agreement to purchase or sell a foreign currency at some future time for a fixed amount of U.S. dollars.



   The Fund, under normal conditions, will not sell a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets. The Fund also will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or


                                    -- 25 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


   options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, the Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of its net assets.



   Risks inherent in the use of futures, options and forward contracts include: the risk that interest rates, security prices and currency markets will not move in the directions anticipated; imperfect correlation between the price of the future, option or forward contract and the price of the security, interest rate or currency being hedged; the risk that potential losses may exceed the amount invested in the contracts themselves and may potentially be unlimited; the possible absence of a liquid secondary market for any particular instrument at any time; the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and the reduction or elimination of the opportunity to profit from increases in the value of the security, interest rate or currency being hedged.



SMALL COMPANY FUND

The investment objective of the Small Company Fund is to seek long-term growth of capital through investing primarily in small-sized companies.

To pursue its objective, the Small Company Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. In determining those common and preferred stocks which have the potential for long-term growth, SAM

                                    -- 26 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   will evaluate the issuer's financial strength, quality of management and earnings power.

   A common stock represents an equity interest in a corporation. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders.


   Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. See "Risk Factors" for more information about the risks inherent in securities issued by small companies.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. Convertible securities are debt or preferred stocks which are convertible into or exchangeable for common stock. SAM will purchase convertible securities for the Fund if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Preferred stocks are equity securities

                                    -- 27 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   whose owners have a claim on a company's earnings and assets before common stockholders, but after debt holders.

   The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.


COMMON INVESTMENT PRACTICES

Each of the Funds may also follow the investment practices described below:


1. MAY INVEST IN DEBT SECURITIES. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.



    The Equity, Income, and Small Company Funds may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of each such Fund's total assets will be invested


                                    -- 28 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


    in such securities. SAM will not purchase a below investment grade bond for the Equity Fund rated below Ca by Moody's or CC by S&P or which is in default on the payment of principal and interest. Bonds rated Ca or CC are highly speculative and have large uncertainties or major risk exposures.


    Below-investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy.

    During periods of economic uncertainty or change, the market prices of below-investment grade bonds may experience increased volatility. Below-investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.


    After purchase by a Fund, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require the Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. The Equity Fund will not hold more than 3% of its total assets and the Income Fund will not hold more than 1% of its total assets in bonds that go into default on the payment of principal and interest after purchase. In the event that 35% or more of a Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets.



2. MAY INVEST IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified


                                    -- 29 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

    price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.


3. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS (EXCEPT THE EQUITY FUND) OR REPURCHASE AGREEMENTS. SAM may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. SAM will waive its advisory fees for any Growth, Income, Northwest, Balanced, International or Small Company Fund assets invested in money market funds. With respect to repurchase agreements, each Fund (other than the International Fund) will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.



4. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, a Fund agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment. When SAM purchases when-issued or delayed-delivery securities for a


                                    -- 30 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


   Fund, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the temporary holding account or from then-available cash flow. If a Fund chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect a Fund's share price in a manner similar to leveraging.



5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are registered receipts evidencing ownership of an underlying foreign security. They typically are issued in the U.S. by a bank or trust company. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without the sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer. The International Fund may utilize European Depositary Receipts ("EDRs"), which are similar instruments. EDRs may be in bearer form and are designed for use in the European securities markets.



6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN SECURITIES (GROWTH, EQUITY, INCOME, NORTHWEST, BALANCED AND SMALL COMPANY FUNDS ONLY). The International Fund may invest 100% of its assets in foreign securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. See "Risk Factors"


                                    -- 31 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


   on page 34 for more information about the risks associated with investments in foreign securities.



7. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, the income would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REITs fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs because they are highly leveraged.



8. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS (GROWTH, EQUITY, INCOME, NORTHWEST, BALANCED AND SMALL COMPANY FUNDS ONLY) IN RESTRICTED SECURITIES, PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. The International Fund may invest 100% of its assets in securities not registered for sale in the U.S. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Funds' illiquidity to the extent that qualified institutional buyers or other buyers are unwilling to purchase the securities. As a result, a Fund may not be able to sell


                                    -- 32 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)

   these securities when its investment adviser or sub-investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


9. MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.



10. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.


The following restrictions are fundamental policies which cannot be changed without shareholder vote.


1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).



2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).



3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES, AND THE GROWTH FUND ONLY FOR


                                    -- 33 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S
INVESTMENT POLICIES (Continued)


   EXTRAORDINARY OR EMERGENCY PURPOSES, FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Growth, Income and Northwest Funds will not borrow amounts in excess of 20% and the Equity, Balanced, International and Small Company Funds will not borrow amounts in excess of 33% of total assets. SAM will not purchase securities for a Fund if borrowings equal to or greater than 5% of total assets are outstanding for that Fund.


For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.


RISK FACTORS



Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an investment in a mutual fund like any of the Funds is that the market value of the portfolio securities may decrease resulting in a decrease in the value of a shareholder's investment.


The Growth Fund currently has an aggressive investment approach to seeking capital appreciation through investing primarily in securities issued by smaller companies. As a result, short-term movements in the securities market may cause the Fund's share price to be volatile.

An investment in the Northwest Fund may be subject to different risks than a mutual fund whose investments are more geographically diverse. Since the Northwest Fund invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may

                                    -- 34 --

------------------------------------------------------------------------
primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time.



Because the International Fund primarily invests, and the other Funds may invest, in foreign securities, each of those Funds are subject to risks in addition to those associated with U.S. investments. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the U.S.


The Small Company Fund invests in companies with small market capitalizations which involves more risks than investments in larger companies. The Small Company Fund may

                                    -- 35 --

------------------------------------------------------------------------
invest to a large extent in newly formed companies which have limited product lines, markets or financial resources and may lack management depth. The securities of small or newly formed companies may have limited marketability and may be subject to more abrupt and erratic movements in price than securities of larger, more established companies, or equity securities in general. The Small Company Fund will not invest more than 15% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.


PORTFOLIO MANAGERS



GROWTH FUND

The portfolio manager for the Growth Fund is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Fund since 1989.


EQUITY FUND


The portfolio manager for the Equity Fund is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Fund in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions, he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.



INCOME FUND

The portfolio manager for the Income Fund is Arley N. Hudson, Vice President, SAM. Mr. Hudson has served as portfolio manager for the Fund since 1978.


NORTHWEST FUND

The portfolio manager for the Northwest Fund is Charles R. Driggs, Vice President, SAM. Mr. Driggs has served as portfolio manager for the Fund since 1992. From 1984 through 1992,

                                    -- 36 --

------------------------------------------------------------------------

Mr. Driggs was a securities analyst for SAM specializing in banks, savings and loan institutions and the insurance industry.


BALANCED FUND


The portfolio managers for the Balanced Fund are Rex L. Bentley, Vice President, SAM, and Michael C. Knebel, Vice President, SAM. Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc., from 1990 to 1995. He was a securities analyst for SAFECO Corporation from 1975 to 1983. Mr. Knebel has served as portfolio manager for certain other SAFECO mutual funds since 1989.



INTERNATIONAL FUND


The International Fund is managed by a committee of portfolio managers employed and supervised by the Sub-Adviser, Bank of Ireland Asset Management (U.S.) Limited, an investment adviser registered with the SEC. All investment decisions are made by this committee and no single person is primarily responsible for making recommendations to that committee.



SMALL COMPANY FUND

The portfolio manager for the Small Company Fund is Greg Eisen. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by SAFECO Insurance Companies as a financial analyst.

Each portfolio manager and certain other persons related to SAM, the Sub-Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are each of the recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the

                                    -- 37 --

------------------------------------------------------------------------
same or related securities being considered for purchase or sale by a Fund.


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST


Each Fund is a series of SAFECO Common Stock Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without approval of shareholders.

Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

The Trust does not intend to hold annual meetings of shareholders of the Funds. The Trustees will call a special meeting of shareholders of a Fund only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and generally provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                                    -- 38 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST
(Continued)

SAM is the investment adviser for each Fund under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and each Fund's business affairs. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:


               GROWTH, EQUITY AND INCOME FUNDS



           NET ASSETS             ANNUAL FEE
$0 -- $100,000,000                .75 of 1%
$100,000,001 -- $250,000,000      .65 of 1%
$250,000,001 -- $500,000,000      .55 of 1%
Over $500,000,000                 .45 of 1%



                        NORTHWEST FUND



           NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                .75 of 1%
$250,000,001 -- $500,000,000      .65 of 1%
$500,000,001 -- $750,000,000      .55 of 1%
Over $750,000,000                 .45 of 1%



                        BALANCED FUND



           NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                .75 of 1%
$250,000,001 -- $500,000,000      .65 of 1%
Over $500,000,000                 .55 of 1%


                                    -- 39 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST
(Continued)


                      INTERNATIONAL FUND



           NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                1.10 of 1%
$250,000,001 -- $500,000,000      1.00 of 1%
Over $500,000,000                 .90 of 1%



                     SMALL COMPANY FUND



           NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                .85 of 1%
$250,000,001 -- $500,000,000      .75 of 1%
Over $500,000,000                 .65 of 1%


For the fiscal year ended September 30, 1995, the Growth, Equity, Income, and Northwest Funds total expenses and the compensation paid by each Fund to SAM, expressed as a percentage of average net assets, were as follows:

             RATIO OF EXPENSES TO    RATIO OF NET COMPENSATION
              AVERAGE NET ASSETS       TO AVERAGE NET ASSETS
             --------------------    -------------------------
Growth                .98%                      .67%
Equity                .84%                      .61%
Income                .87%                      .68%
Northwest            1.09%                      .73%


SAM has a sub-advisory agreement with the Sub-Adviser. The Sub-Adviser is a direct, wholly-owned subsidiary of the Bank of Ireland Asset Management Limited and is an indirect, wholly-owned subsidiary of Bank of Ireland. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser was established in 1987 and manages over $3 billion in assets. Because the Sub-Adviser is doing business from a location within the United States, investors will be able to effect service of legal process within the United States upon the Sub-Adviser, facilitating the enforcement of judgments


                                    -- 40 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST
(Continued)


against the Sub-Adviser under federal securities laws in United States courts. However, the Sub-Adviser is a foreign organization and maintains a substantial portion of its assets outside the United States. Therefore, the ability of investors to enforce judgments against the Sub-Adviser may be affected by the willingness of foreign courts to enforce judgments of United States courts.


Under the agreement, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee equal in accordance with the schedule below:


           NET ASSETS             ANNUAL FEE
$0 -- $50,000,000                 .60 of 1%
$50,000,001 -- $100,000,000       .50 of 1%
Over $100,000,000                 .40 of 1%



The parent company of the Sub-Adviser, Bank of Ireland Asset Management Limited is a direct, wholly-owned subsidiary of the Bank of Ireland which engages in the investment advisory business and is located at 26 Fitzwilliam Street, Dublin, Ireland. The Bank of Ireland is a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services, and is located at Lower Baggot Street, Dublin, Ireland.


The distributor of each Fund's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trust or the Funds for its services.

                                    -- 41 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST
(Continued)

The transfer, dividend and distribution disbursement and shareholder servicing agent for each Fund under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services receives a fee from a Fund for each shareholder transaction processed for that Fund.

SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and related financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.

The International Fund, Balanced Fund and Small Company Fund expect that their respective turnover ratios will not exceed 50%.


PERSON CONTROLLING THE
INTERNATIONAL, BALANCED AND
SMALL COMPANY FUNDS


At December 31, 1995, SAM, a wholly-owned subsidiary of SAFECO Corporation, controlled the International and Balanced Funds. At December 31, 1995, SAFECO Corporation controlled the Small Company Fund. SAFECO Corporation and SAM have their principal place of business at SAFECO Plaza, Seattle, Washington 98185.


PERFORMANCE INFORMATION


Each Fund's yield, total return and average annual total return may be quoted in advertisements. Yield is the annualization on a 360-day basis of a Fund's net income per share over a 30-day period divided by the Fund's net asset value per share

                                    -- 42 --

------------------------------------------------------------------------
on the last day of the period. Total return is the total percentage change in an investment in a Fund, assuming the reinvestment of dividend and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.


From time to time, a Fund may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.), and are reported periodically in national financial publications such as Barron's, Business Week, Forbes, Investor's Business Daily, Money Magazine, and The Wall Street Journal. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performances of relevant indices.


Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. Each Fund's yield and share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.


FUND DISTRIBUTIONS AND HOW THEY ARE TAXED



DIVIDEND AND OTHER DISTRIBUTIONS

The Growth, Equity, Income, Northwest and Balanced Funds declare dividends on the last business day of each calendar quarter and the International and Small Company Funds declare dividends annually. Each Fund declares dividends from its net investment income (which includes accrued dividends

                                    -- 43 --

------------------------------------------------------------------------


FUND DISTRIBUTIONS AND HOW THEY
ARE TAXED (Continued)


and interest, earned discount, and other income earned on portfolio securities less expenses) and such shares become entitled to declared dividends on the next business day after shares are purchased in your account.

A shareholder's dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share generally determined as of the close of business on the ex-distribution date, unless the shareholder elects in writing to receive dividends or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover.

The election remains in effect until revoked by written notice by the shareholder in the same manner as the distribution election. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.


TAXES

Each Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

                                    -- 44 --

------------------------------------------------------------------------


FUND DISTRIBUTIONS AND HOW THEY
ARE TAXED (Continued)



TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.


Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the Prospectus cover.


If the International Fund pays nonrefundable taxes to foreign government during the year, the taxes will reduce the Fund's dividends but still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders; see the Trust's Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


TAX-DEFERRED RETIREMENT PLANS


SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses and non-profit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the SAFECO Funds may be used as investment vehicles for these plans.

                                    -- 45 --

------------------------------------------------------------------------


TAX-DEFERRED RETIREMENT PLANS
(Continued)


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs are tax-deferred retirement accounts for anyone under age 70 1/2 with earned income. The maximum annual contribution is $2,000 per person ($2,250 for you and a non-working spouse). An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to $30,000 may be made to SEP-IRA accounts. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.

403(B) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.

401(K) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, recordkeeping, testing and employee communications. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. These plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by a plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call 1-800-278-2985.

                                    -- 46 --

------------------------------------------------------------------------


ACCOUNT STATEMENTS


Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting the account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.


ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS


Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to SAFECO Services at the address on the Prospectus cover. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone if you have previously selected single signature authorization for your account.


You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money or change the account registration to single ownership without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the Prospectus cover.


SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the

                                    -- 47 --

------------------------------------------------------------------------
signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.


SHARE PRICE CALCULATION


The net asset value ("NAV") of each Fund is computed as of the close of regular trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time) each day that Exchange is open for trading. The NAV is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares.

Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Other assets for which market quotations are unavailable are valued at their fair value pursuant to guidelines approved by the Trust's Board of Trustees. The values of portfolio securities may be computed on the basis of valuations provided by a pricing service, unless the Trust's Board of Trustees determines such valuations do not represent fair value.

                                    -- 48 --

------------------------------------------------------------------------

Trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, will generally be substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are determined as of such times for purposes of computing the International Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by SAM or BIAM under procedures established by and under general supervision of the Fund's Board of Trustees.


Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.


HOW TO PURCHASE SHARES


A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made. Specific applications for retirement accounts must be completed and signed before any retirement account can be set up. The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency. The Funds issue shares in uncertificated form. Certificates for whole shares will be issued without charge only upon written request. You will be required to post a bond to replace missing certificates.

THE FUNDS HAVE THE RIGHT TO REFUSE ANY INVESTMENT.

                                    -- 49 --

------------------------------------------------------------------------

INITIAL PURCHASES


MINIMUM INITIAL INVESTMENT $1,000 (IRA $250).



Minimum initial investments are negotiable for retirement accounts other than IRAs.


No minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

BY WRITTEN REQUEST
Send a check or money order made payable to the applicable Fund and a completed and signed application to the address on the Prospectus cover.

BY WIRE
Call toll-free 1-800-624-5711 or, in Seattle, 545-7319 for instructions.

Not available for retirement accounts.

IN PERSON

Visit a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. A licensed representative will assist you in completing your application.



ADDITIONAL PURCHASES


MINIMUM ADDITIONAL INVESTMENT $100 (EXCEPT DIVIDEND REINVESTMENTS).



Minimum additional investments are negotiable for retirement plans other than IRAs.


BY WRITTEN REQUEST
Send a check or money order payable to the applicable Fund to the address on the Prospectus cover. Please specify your account number.

                                    -- 50 --

------------------------------------------------------------------------

BY WIRE

Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA #1250-0010-5, Account #0017-086083.


To ensure timely credit to your account, ask your bank to include the following information in its wire to U.S. Bank of Washington, N.A.:


  -SAFECO Fund Name
  -SAFECO account number
  -Name of the registered owner(s) of the SAFECO account


Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

Your bank may charge a fee for wire services.

BY TELEPHONE
Call 1-800-624-5711 or, in Seattle, 545-7319. You must have previously selected this service on your account application or by written request. Not available to open a new account or for retirement accounts.

Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account.


Please allow 15 business days after selecting this service for it to be available for first use.


Telephone purchases may be unavailable from some bank accounts and non-bank financial institutions.


Please read "Telephone Transactions" on page 58 for other important information.


                                    -- 51 --

------------------------------------------------------------------------

IN PERSON

You may complete your initial application and make additional investments in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. A licensed representative will assist you in completing your application.


THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.


THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 59 for important information.



SHARE PURCHASE PRICE


You will buy full and fractional shares at the NAV next computed after your check, money order or wire has been received. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. See "Share Price Calculation" on page 48 for more information.



HOW TO REDEEM SHARES



BY WRITTEN REQUEST

Shares may be redeemed by sending a letter which specifies your account number, the Fund's name and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the Prospectus cover. The request must be signed by the appropriate number of owners and in some cases a signature guarantee may be required. In

                                    -- 52 --

------------------------------------------------------------------------
all cases, SAFECO Services must have a signed and completed application on file before a redemption can be made. See "Account Changes and Signature Requirements" on page 47 for more information.


Retirement account shareholders must specify whether or not they elect 10% federal income tax withholding from a distribution.


BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 206-545-7319. You must have previously selected this service on your account application or by written request. Telephone redemptions are not available for retirement accounts or shares issued in certificate form. You may request that redemption proceeds be sent directly to your predesignated bank or mailed to your account address of record.


Please read "Telephone Transactions" on page 58 for other important information.



IN PERSON


Shares may be redeemed in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. Funds for shares redeemed in person may be mailed to your address of record, sent directly to your bank or retrieved directly from the SAFECO Investor Center once they become available.



THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed for you.

                                    -- 53 --

------------------------------------------------------------------------

THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 59 for important information.



PLEASE NOTE THE FOLLOWING:

If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased by means other than wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption will be made.


SHARE REDEMPTION PRICE AND PROCESSING


Your shares will be redeemed at the NAV next calculated after receipt of your request that meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation," on page 48 for more information.


Redemption proceeds will normally be sent on the business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day

                                    -- 54 --

------------------------------------------------------------------------
following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the New York Stock Exchange is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the share price calculated on the day your account is closed.


HOW TO SYSTEMATICALLY PURCHASE
OR REDEEM SHARES


Call 1-800-426-6730 or 206-545-5530, in Seattle, for more information.


AUTOMATIC INVESTMENT METHOD (AIM)

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount (minimum of $100 per withdrawal per Fund) from your bank account and invest the amount in any Fund.


PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.


SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund) on or about the fifth business day of every month.

                                    -- 55 --

------------------------------------------------------------------------


HOW TO EXCHANGE SHARES FROM
ONE FUND TO ANOTHER



An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in accounts which are identically registered; i.e., have the same registered owners and account number. For income tax purposes, depending on the cost or other basis of the shares you exchange, you may realize a capital gain or loss when you make an exchange. You may purchase shares of a SAFECO Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into a SAFECO Fund, please read its Prospectus.



BY WRITTEN REQUEST


Shares may be exchanged by writing SAFECO Services at the address on the Prospectus cover. Please designate the SAFECO Funds you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" on page 47 for more information.


If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed.


Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.



BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 206-545-7319.

Exchanges by telephone must be in amounts of $1,000 or more. Telephone exchanges are not available for shares issued in certificate form.

                                    -- 56 --

------------------------------------------------------------------------


HOW TO EXCHANGE SHARES FROM
ONE FUND TO ANOTHER (Continued)



Please read "Telephone Transactions" on page 58 for other important information.



THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 59 for important information.



LIMITATIONS


The exchange privilege is not intended to provide a means for frequent trading in response to short-term fluctuations in the market. Excessive exchange transactions can be disadvantageous to other shareholders and the Funds. Exchanges out of a Fund are therefore limited to four per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in SAM's judgment, the Fund would be unable to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected.



Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the restrictions described in this paragraph at any time.



SHARE EXCHANGE PRICE AND PROCESSING


The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally, the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice to shareholders.


                                    -- 57 --

------------------------------------------------------------------------


TELEPHONE TRANSACTIONS



To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 or, in Seattle, 206-545-7319 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privilege.


To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the Prospectus cover. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each Fund and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services in its sole discretion is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will follow certain procedures designed to make sure that telephone instructions are genuine. These procedures may include requiring the account owner to select the telephone privileges in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services tape-records telephone transactions and may request certain identifying information from the caller.

                                    -- 58 --

------------------------------------------------------------------------

The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services.



TRANSACTIONS THROUGH
REGISTERED INVESTMENT ADVISERS


SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services which the Trust, the Funds and SAFECO Services have no control over or involvement with. Advisers are responsible for the prompt forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trust, the Funds, SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser on the shareholder's account(s).


RATINGS SUPPLEMENT -- EQUITY,
INCOME AND BALANCED FUNDS


DESCRIPTION OF DEBT RATINGS
Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

                                    -- 59 --

------------------------------------------------------------------------


RATINGS SUPPLEMENT -- EQUITY,
INCOME AND BALANCED FUNDS
(Continued)


Excerpts from Moody's description of its ratings:

INVESTMENT GRADE:
AAA -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.


AA -- Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A -- Have many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BELOW INVESTMENT GRADE:
BA -- Judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest

                                    -- 60 --

------------------------------------------------------------------------


RATINGS SUPPLEMENT -- EQUITY,
INCOME AND BALANCED FUNDS
(Continued)


and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be uncertain.

CAA -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- The lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its ratings:

INVESTMENT GRADE:
AAA -- The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Have an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay

                                    -- 61 --

------------------------------------------------------------------------


RATINGS SUPPLEMENT -- EQUITY,
INCOME AND BALANCED FUNDS
(Continued)


interest and repay principal for debt in this category than in higher rated categories.

BELOW INVESTMENT GRADE:
BB, B, CCC, CC -- Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- Reserved for income bonds on which no interest is being paid.

D -- In default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The weighted average ratings of all debt securities held by the Income Fund, expressed as a percentage of total investments held during the fiscal year ended September 30, 1995, were as follows:

      MOODY'S              %                 S&P             %
      -------              -                 ---             -
                             INVESTMENT GRADE
     Aaa                   --               AAA              --
     Aa                    --               AA               --
     A                     3.0              A                1.0
     Baa                   2.6              BBB              4.6

                                    -- 62 --

------------------------------------------------------------------------


RATINGS SUPPLEMENT -- EQUITY,
INCOME AND BALANCED FUNDS (Continued)



MOODY'S                   %                 S&P                   %
-------                   -                 ---                   -
                          BELOW INVESTMENT GRADE
Ba                        4.0                BB                   4.7
B                         4.9                B                    3.0
Caa                        --                CCC                   .6
Ca                         --                CC                    --
Not Rated, but                               Not Rated, but
  determined to be                            determined to be
  investment grade         --                 investment grade     --
Not Rated, but                               Not Rated, but
  determined to be                            determined to be
  below investment                            below investment
  grade                  3.7                  grade               4.3


The Equity Fund did not hold any convertible debt securities during the fiscal year ended September 30, 1995.

                                    -- 63 --

------------------------------------------------------------------------


SAFECO FAMILY OF FUNDS



STABILITY OF PRINCIPAL

  SAFECO Money Market Fund
  SAFECO Tax-Free Money Market Fund


TAXABLE BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO GNMA Fund
  SAFECO High-Yield Bond Fund


TAX-FREE BOND INCOME

  SAFECO Intermediate-Term Municipal Bond Fund
  SAFECO Insured Municipal Bond Fund
  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund


HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund


LONG-TERM GROWTH

  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO Balanced Fund
  SAFECO International Stock Fund
  SAFECO Small Company Stock Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                    -- 64 --

                           SAFECO COMMON STOCK TRUST:
                               SAFECO GROWTH FUND
                               SAFECO EQUITY FUND
                               SAFECO INCOME FUND
                              SAFECO NORTHWEST FUND
                              SAFECO BALANCED FUND
                         SAFECO INTERNATIONAL STOCK FUND
                         SAFECO SMALL COMPANY STOCK FUND

                      Statement of Additional Information

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE:

                                   Nationwide
                                 1-800-426-6730

                                  Seattle Area
                                  206-545-5530

                        Hearing Impaired TDD/TTY Service
                                 1-800-438-8718

The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is January 31, 1996.

The date of this Statement of Additional Information is January 31, 1996.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

Overview of Investment Policies

Investment Policies of
  the Growth Fund

Investment Policies of
  the Equity Fund

Investment Policies of
  the Income Fund

Investment Policies of
  the Northwest Fund

Investment Policies of
  the Balanced Fund

Investment Policies of
  the International Fund

Investment Policies of
  the Small Company Fund

Additional Investment Information

Special Risks of Below Investment

Grade Bonds - Equity, Income,
 Balanced and Small Company Funds

Special Risks of Foreign Investments
 and Foreign Currency Transactions

Principal Shareholders of
 the Funds

Additional Tax Information

Additional Information on
  Calculation of Net Asset
  Value Per Share

Additional Performance
  Information

Trustees and Officers

Investment Advisory and
  Other Services

Brokerage Practices

Redemption in Kind

Financial Statements

Description of Commercial Paper
  and Preferred Stock Ratings

OVERVIEW OF INVESTMENT POLICIES

SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund") and SAFECO Small Company Stock Fund ("Small Company Fund") (collectively, the "Funds") are each a series of the SAFECO Common Stock Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation.

Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

Non-fundamental policies may be changed by the Trust's Board of Trustees without shareholder approval.

INVESTMENT POLICIES OF THE GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

3. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

4. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

5. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

6. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

7. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

8. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings in excess of 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

10. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the officers or directors of the Growth Fund, together, own beneficially more than five percent (5%) of any class of the securities of such issuer.

11. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

12. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933 in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

13. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

14. Participate, on a joint or joint and several basis, in any trading account in securities.


15. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

16. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.


17. Purchase foreign securities unless (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.


NON-FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following non-fundamental policies with respect to its investment activities:

1. The Growth Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into United States dollars.

2.    The Growth Fund will not issue long-term debt securities.

3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Growth Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 9 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

8. The Growth Fund will invest no more than five percent (5%) of total assets in qualified repurchase agreements and will not enter into a repurchase Agreement for a period longer than 7 days.

9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 11 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAM deems appropriate.

10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

11. The Growth Fund may invest up to 10% of its total assets in contingent value rights.

12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Growth Fund may invest up to 5% of its net assets (taken at market value) in illiquid securities or restricted securities (other than restricted securities eligible for resale under Rule 144A).

INVESTMENT POLICIES OF THE EQUITY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

4. Purchase securities (other than obligations issued or guaranteed by the United States government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings in excess of 5% of the Fund's total assets are outstanding.

7. Purchase shares of registered investment companies other than real estate investment trusts.

8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.


12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.


NON-FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following non-fundamental policies with respect to its investment activities:

1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

4. The Equity Fund will not purchase securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.

7. The Equity Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase Agreement for a period longer than 7 days.

8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in section 7) or any other short-term instrument SAM deems appropriate.

9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

11. The Equity Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

INVESTMENT POLICIES OF THE INCOME FUND

FUNDAMENTAL POLICIES

The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

3. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

4. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

5. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

6. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

7. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

8. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings in excess of 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

10. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or director of the Income Fund, if or so long as the officers or directors of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

11. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

12. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933 in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

13. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

14. Participate, on a joint or joint and several basis, in any trading account in securities.

15. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

16. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Income Fund has adopted the following non-fundamental policies with respect to its investment activities:


1. The Income Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.    The Income Fund will not issue long-term debt securities.

3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 9 above, it will only do so up to 10% of its net assets.

4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Income Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

7. The Income Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Income Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase Agreement for a period longer than 7 days.

9. The Income Fund will invest primarily in common stock and may also invest in convertible and non-convertible bonds and preferred stock.

10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 11 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Income Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

INVESTMENT POLICIES OF THE NORTHWEST FUND

FUNDAMENTAL POLICIES

The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

3. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

4. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

5.    Make short sales (sales of securities not presently owned).

6. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

7. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings in excess of 5% of the Fund's total assets are outstanding.

8. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

9. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

10. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

11.   Purchase or sell real estate, except real estate investment trusts.

12.   Purchase or sell commodities, commodity contracts or futures contracts.

13. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

14. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

15. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Northwest Fund has adopted the following policies with respect to its investment activities:

1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

2.    The Northwest Fund will not issue long-term debt securities.

3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

5. The Northwest Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 continuous operation.

7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

15. The Northwest Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

INVESTMENT POLICIES OF THE BALANCED FUND

FUNDAMENTAL POLICIES

The Balanced Fund has adopted the following fundamental investment policies. The Balanced Fund will NOT:

1. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

4.    Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities; and

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Balanced Fund has adopted the following non-fundamental policies with respect to its investment activities:

1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities to be sold.

3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The Balanced Fund will not invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or trade on NASDAQ National Market System if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings are outstanding that represent more than 5% of its total assets.

9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The Balanced Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.


INVESTMENT POLICIES OF THE INTERNATIONAL FUND

FUNDAMENTAL POLICIES

The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:


1. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Stock Fund's total assets would be invested in the securities of such issuer (or the International Stock Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;


2. Borrow money, except the International Stock Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Stock Fund may be deemed an underwriter under federal securities laws;

4.    Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Stock Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Stock Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities; and

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT POLICIES

The International Fund has adopted the following non-fundamental policies with respect to its investment activities:

1. The International Stock Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The International Stock Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities to be sold.

3. The International Stock Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The International Stock Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The International Stock Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The International Stock Fund will not invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on NASDAQ National Market System if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.


7. The International Stock Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The International Stock Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings are outstanding that represent more than 5% of its total assets.

9. The International Stock Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The International Stock Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The International Stock Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The International Stock Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The International Stock Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.


INVESTMENT POLICIES OF THE SMALL COMPANY FUND

FUNDAMENTAL POLICIES

The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will NOT:


1. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Stock Fund's total assets would be invested in the securities of such issuer (or the Small Company Stock Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Stock Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Stock Fund may be deemed an underwriter under federal securities laws;

4.    Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the United States Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Stock Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Stock Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities; and

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Small Company Fund has adopted the following non-fundamental policies with respect to its investment activities:

1. The Small Company Stock Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities to be sold.

2. The Small Company Stock Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

3. The Small Company Stock Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

4. The Small Company Stock Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

5. The Small Company Stock Fund will not invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or trade on NASDAQ National Market System if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

6. The Small Company Stock Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

7. The Small Company Stock Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings are outstanding that represent more than 5% of its total assets.

8. The Small Company Stock Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

9. The Small Company Stock Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

10. The Small Company Stock Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

11. The Small Company Stock Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Small Company Stock Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

13. The Small Company Stock Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

ADDITIONAL INVESTMENT INFORMATION

Each Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

      Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

      A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

3. REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund and the seller agree at the time of sale to the repurchase of a security at a mutually agreed upon time and place. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money is invested in the security (which is not related to the coupon rate of the purchased security). Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase Agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized. A Fund will take possession of the securities underlying the Agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, a Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom a Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, a Fund's ability to realize the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase Agreement declines in value during the bankruptcy proceeding. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

4. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSITS. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

         a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Rating Group ("S&P") or Prime-1 or Prime-2 by Moody's Investor Services ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

         b) Certificates of deposit must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Growth Fund will limit its investment to the statutory insurance coverage.

5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

6. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

      REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs that are highly leveraged.

7. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

      The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the U.S. and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

12. PRIVATE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs are funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses.

13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.

14. OPTIONS ON EQUITY SECURITIES. (International Fund only.) The International Fund may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

      The Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: the Fund has an immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian); upon the Fund's conversion or exchange of other securities held in its portfolio; or the Fund holds a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or grater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

      The Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price; or the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or grater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

      The Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

      The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

      If the Fund, as a writer of an option, wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction, i.e., selling an option of the same series as the option previously purchased. The Fund may effect closing sale and purchase transactions. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.

      The Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell underlying security until the option expires or it delivers the underlying security upon exercise.

      Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

15. OPTIONS ON STOCK INDICES. (International Fund only.) The International Fund may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in particular industry or segment of the market) rather than price movements in individual stocks.

      The Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on NASDAQ against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

      When the Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stock that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.


      If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.


      The Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

      The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. The Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

      The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund generally will purchase or write options only on stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

      Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Fund will not purchase or sell any index option contract unless and until Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"), the Fund's sub-investment adviser, believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

      Price movements in the Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

      When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

      There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

16. OPTIONS ON DEBT SECURITIES. (International Fund only.) The Fund may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

      The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

      The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

      The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities".

      The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

      If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will seek to enter into OTC options only with dealers who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchase OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

17. OPTIONS ON FOREIGN CURRENCIES. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

      The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

      If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

      The Fund's successful use of currency exchange options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

      The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

18. STOCK INDEX FUTURES CONTRACTS. (International Fund only). The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an Agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the Agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

      The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

      The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

      Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

19. INTEREST RATE FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

      The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

      The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."


20. FOREIGN CURRENCY FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade.
      See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

      The use of these futures contracts is subject to risks similar to those involved in the use of options of foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

21. OPTIONS ON FUTURES CONTRACTS. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, an exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

      Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercise against the Fund.

22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. (International Fund only.) The Fund may enter into forward foreign currency exchange contracts in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

      Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

      The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any time, nor that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

      It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

      If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS - EQUITY, INCOME AND BALANCED
FUNDS

Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Many of the securities held by a Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the U.S.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

CURRENCY EXCHANGE RATES

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if foreign exchange losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to stockholders for U.S. income tax purposes, rather than as an ordinary dividend, reducing each stockholder's basis in his International Fund shares.

HEDGING TRANSACTIONS (INTERNATIONAL FUND ONLY)

Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions".

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

In order to help reduce certain risks associated with hedging transactions, the Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

       (i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

       (ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

       (iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

 PRINCIPAL SHAREHOLDERS OF THE FUNDS


At December 31, 1995, SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Northwest Fund that represented 17% of the Fund's outstanding shares. SAFECO Insurance is a Washington corporation and a wholly-owned subsidiary of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. At December 31, 1995, SAM owned 500,000 shares of the Balanced Fund and International Stock Fund, which represented 100.0% of each Funds' outstanding shares. At December 31, 1995, SAFECO Corporation owned 500,000 shares of the Small Company Stock Fund which represented 100% of the Fund's outstanding shares. SAFECO Insurance and SAM are Washington corporations and wholly-owned subsidiaries of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.


ADDITIONAL TAX INFORMATION

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund is treated as a separate corporation for federal income tax purposes.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders' taxable income. However,the Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax returns for their share of foreign taxes paid by the Fund.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

Each Fund determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange") every day the Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading. The Exchange is closed on the following days: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Short-term debt securities held by each Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are determined as of such times for purposes of computing the International Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be market to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

ADDITIONAL PERFORMANCE INFORMATION

The yield and total return calculations set forth below are for the dates indicated and are not a prediction of future results.

The yields for the 30-day period ended September 30, 1995, for the Growth, Equity, Income and Northwest Funds were as follows:


Growth Fund                        .65%
Equity Fund                       2.69%
Income Fund                       4.73%
Northwest Fund                     .95%


 Yield is computed using the following formula:

       Yield = 2[(a-b +1)6 -1] / cd

 Where:      a =   dividends and interest earned during the period

             b =   expenses accrued for the period (net of reimbursements)

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends

             d = the maximum offering price per share on the last day of the period

The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:


                         1 Year      5 Years     10 Years
                         ------      -------     --------
       Growth Fund       23.93%       149.27%     252.91%

       Equity Fund       21.59%       162.94%     377.00%

       Income Fund       21.04%       101.38%     212.11%



The total returns, expressed as a percentage, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:


                                              Since Initial Effective Date
                               1 Year                  (55 Months)
                               ------                  -----------

          Northwest Fund       19 .01%                   61 .08%



The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:


                                    1 Year       5 Years           10 Years
                                    ------       -------           --------

          Growth Fund              $ 12,393      $ 24,927          $  35,291

          Equity Fund              $ 12,159      $ 26,294          $  47,700

          Income Fund              $ 12,104      $ 20,138          $  31,211


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:


                                                 Since Initial Effective Date
                                    1 Year                 (55 Months)
                                    ------                  -----------



          Northwest Fund            $11,901                   $16,108



The average annual total returns for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:

                                 1 Year    5 Years           10 Years
                                 ------    -------           --------
       Growth Fund               23.93%     20.04%            13.44%

       Equity Fund               21.59%     21.33%            16.91%

       Income Fund               21.04%     15.03%            12.05%



 The average annual total returns for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:


                                                  Since Initial Effective Date
                                        1 Year               55 Months
                                        ------               ---------



          Northwest Fund                19.01%                10.96%


Calculations

The total return, expressed as a percentage, is computed using the following formula:

                               T =  ERV-P
                                    -----   x 100
                                      P



The total return, expressed in dollars, is computed using the following formula:

                                 T = P(1+A)(n)

The average annual total return is computed using the following formula:

       A = (n [radical sign]   ERV/P - 1) x 100

       Where:        T =   total return

                     A =   average annual total return

                     n =   number of years

                   ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

                     P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gains distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to Barrons, Business Week, Forbes, Fortune, Investor's Business Daily, Kiplinger's, Money Magazine, Newsweek, Pensions & Investments, Time Magazine, U.S. News and World Report, and The Wall Street Journal).

Each Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

      AMEX (American Stock Exchange) Major Market Index - Price weighted (high priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

      Dow Jones Industrial Average - Price weighted average of 30 actively-traded Blue Chip stocks.

      NASDAQ Price Index - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

      S & P's Composite Index of 500 Stocks - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and NASDAQ.

      Wilshire 5000 Equity Index - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

      Morgan Stanley Capital International EAFE Index - Market value weighted index of approximately 1200 companies located throughout the world.

      Russell 2000 Index - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the U.S. as measured by capitalization.

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.

 TRUSTEES AND OFFICERS

                                Position Held with      Principal Occupation
 Name and Address               the Trust               During Past 5 Years
 ----------------               -------------------     -------------------
 Boh A. Dickey*                 Chairman and           Executive Vice President,
 SAFECO Plaza                   Trustee                Chief Financial Officer and
 Seattle, Washington 98185                             Director of SAFECO
 (51)                                                  Corporation; Director of
                                                       University of Washington
                                                       Medical Center, Seattle,
                                                       Washington.  He has been an
                                                       executive officer of SAFECO
                                                       Corporation subsidiaries since
                                                       1982.  See table under
                                                       "Investment Advisor and Other
                                                       Services."

 Barbara J. Dingfield           Trustee                Manager, Corporate
 Microsoft Corporation                                 Contributions and Community
 One Microsoft Way                                     Programs for Microsoft
 Redmond, Washington 98052                             Corporation, Redmond,
 (50)                                                  Washington, a computer
                                                       software company;
                                                       Director and former
                                                       Executive Vice President
                                                       of Wright Runstad & Co.,
                                                       Seattle, Washington, a
                                                       real estate development
                                                       company; Director of
                                                       First SAFECO National
                                                       Life Insurance Company of
                                                       New York.

 Richard W. Hubbard*            Trustee                Retired Vice President and
 1270 NW Blakely Ct.                                   Treasurer of the Trust and
 Seattle, WA 98177                                     other SAFECO Trusts; retired
 (66)                                                  Senior Vice President and
                                                       Treasurer of SAFECO
                                                       Corporation; former President
                                                       of SAFECO Asset Management
                                                       Company.

 Richard E. Lundgren            Trustee                Director of Marketing and
 764 S. 293rd Street                                   Customer Relations, Building
 Federal Way, Washington                               Materials Distribution,
 98032                                                 Weyerhaeuser Company, Tacoma,
 (58)                                                  Washington; Director of First
                                                       SAFECO National Life Insurance
                                                       Company of New York.

 L. D. McClean*                 Trustee                Retired Assistant Secretary
 7231 91st Avenue SE                                   of SAFECO Corporation and its
 Mercer Island, WA  98040                              property and casualty and life
 (68)                                                  insurance affiliates;
                                                       Director of First SAFECO
                                                       National Life Insurance
                                                       Company of New York;
                                                       former President of the
                                                       SAFECO Mutual Funds;
                                                       former Director of SAFECO
                                                       Asset Management Company,
                                                       SAFECO Securities, Inc.
                                                       and SAFECO Services
                                                       Corporation.

 Larry L. Pinnt                 Trustee                Retired Vice President and
 1600 Bell Plaza                                       Chief Financial Officer U S
 Room 1802                                             WEST Communications, Seattle,
 Seattle, Washington 98191                             Washington; Director of Key
 (61)                                                  Bank of Washington, Seattle,
                                                       Washington; Director of
                                                       PREMERA and its
                                                       subsidiary Blue Cross of
                                                       Washington and Alaska,
                                                       Seattle, Washington;
                                                       Director of University of
                                                       Washington Medical
                                                       Center, Seattle,
                                                       Washington; Director of
                                                       First SAFECO National
                                                       Life Insurance Company of
                                                       New York; Director of
                                                       Cascade Natural Gas
                                                       Corporation, Seattle,
                                                       Washington.

 John W. Schneider              Trustee                President of Wallingford
 1808 N 41st St.                                       Group, Inc., Seattle,
 Seattle, Washington                                   Washington;  former President
 98103                                                 of Coast Hotels, Inc.;
 (54)                                                  Director of First SAFECO
                                                       National Life Insurance
                                                       Company of New York.

 David F. Hill                  President              President of SAFECO
 SAFECO Plaza                                          Securities Inc. and SAFECO
 Seattle, Washington 98185                             Services Corporation; and
 (47)                                                  Senior Vice President of
                                                       SAFECO Asset Management
                                                       Company.  See table under
                                                       "Investment Advisory and Other
                                                       Services."

 Neal A. Fuller                 Vice President         Vice President, Controller,
 SAFECO Plaza                   Controller             Assistant Secretary and
 Seattle, Washington 98185      Assistant Secretary    Treasurer of, SAFECO
 (33)                                                  Securities, Inc. and SAFECO
                                                       Services Corporation;  Vice
                                                       President, Controller,
                                                       Secretary and Treasurer of
                                                       SAFECO Asset Management
                                                       Company;  former Chief
                                                       Assistant Treasurer for the
                                                       State of Idaho.  See table
                                                       under "Investment Advisory and
                                                       Other Services."

 Ronald L. Spaulding            Vice President         Vice Chairman of SAFECO Asset
 SAFECO Plaza                   Treasurer              Management Company; Vice
 Seattle, Washington 98185                             President and Treasurer of
 (52)                                                  SAFECO Corporation; Vice
                                                       President of SAFECO Life
                                                       Insurance Company; former
                                                       Senior Portfolio Manager
                                                       of SAFECO insurance
                                                       companies; former
                                                       Portfolio Manager for
                                                       several SAFECO mutual
                                                       funds.

                                                       See table under "Investment
                                                       Advisory and Other Services.

 * Trustees who are interested persons as defined by the 1940 Act.

                               COMPENSATION TABLE


                                                                                   Total
                                                Pension or                         Compensation
                                                Retirement                         From
                                                Benefits         Estimated         Registrant and
                             Aggregate          Accrued As       Annual            Fund Complex
                             Compensation       Part of Fund     Benefits Upon     Paid to
     Trustee                 from Registrant    Expenses         Retirement        Trustees
     -------                 ---------------    --------         ----------        --------
Barbara J. Dingfield          $3,708             $0               $0                $22,737

Richard E. Lundgren        $3,708           $0               $0                 $22,737

L.D. McClean               $3,425           $0               $0                 $21,000

Larry L. Pinnt             $3,708           $0               $0                 $22,737

John W. Schneider          $3,708           $0               $0                 $22,737

Boh A. Dickey              $    0           $0               $0                 $     0

Richard W. Hubbard         $3,875           $0               $0                 $24,150



Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management investment companies that have, in the aggregate, twenty-eight series companies managed by SAM.

The officers of the Trust receive no compensation for their service as officers or, if applicable, as Trustees.


At December 31, 1995, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

SAM has a sub-advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin Ireland and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly-owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly-owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

                                                       SAFECO            SAFECO
      Name           Trust               SAM           Securities        Services
      ----           -----               ---           ----------        --------
B. A. Dickey       Chairman           Director                           Director
                   Trustee            Chairman

D. F. Hill         President          Senior Vice      President         President
                                      President        Director          Director
                                      Director         Secretary         Secretary

N. A. Fuller       Vice President     Vice             Vice              Vice
                   Controller         President        President         President
                   Assistant          Controller       Controller        Controller
                   Secretary          Secretary        Assistant         Assistant
                                      Treasurer        Secretary         Secretary
                                                       Treasurer         Treasurer

R.L. Spaulding     Vice President     Vice             Director          Director
                   Treasurer          Chairman
                                      Director

S. C. Bauer                           President
                                      Director

Mr. Dickey is Chief Financial Officer, Executive Vice President and a director of SAFECO Corporation and Mr. Spaulding is Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund that includes furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:

                         GROWTH, EQUITY AND INCOME FUNDS

         NET ASSETS                      ANNUAL FEE
     $0 - $100,000,000                    .75 of 1%

     $100,000,001 - $250,000,000          .65 of 1%

     $250,000,001 - $500,000,000          .55 of 1%

     Over $500,000,000                    .45 of 1%

                                 NORTHWEST FUND

          NET ASSETS                             ANNUAL FEE

     $0 - $250,000,000                           .75 of 1%

     $250,000,001 - $500,000,000                 .65 of 1%

     $500,000,001 - $750,000,000                 .55 of 1%

     Over $750,000,000                           .45 of 1%

                                  BALANCED FUND

          NET ASSETS                            ANNUAL FEE
     $0 - $250,000,000                           .75 of 1%

     $250,000,001 - $500,000,000                 .65 of 1%

     Over $500,000,000                           .55 of 1%


                               INTERNATIONAL FUND

          NET ASSETS                            ANNUAL FEE
     $0 - $250,000,000                           1.10 of 1%

     $250,000,001 - $500,000,000                 1.00 of 1%

     Over $500,000,000                           .90 of 1%


                               SMALL COMPANY FUND

          NET ASSETS                            ANNUAL FEE
     $0 - $250,000,000                           .85 of 1%

     $250,000,001 - $500,000,000                 .75 of 1%

     Over $500,000,000                           .65 of 1%


Under the Agreement, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee equal in accordance with the schedule below:

          NET ASSETS                            ANNUAL FEE
     $0 - $50,000,000                            .45 of 1%

     $50,000,001 - $100,000,000                  .40 of 1%

     Over $100,000,000                           .30 of 1%

Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM has agreed to reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expense and extraordinary expenses) exceed the limits prescribed by any state in which a Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any such state is 2.5% of the first $30 million of a Fund's average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of the remaining net assets. For the purpose of determining whether a Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If a Fund is entitled to a reimbursement, that month's advisory fee will be reduced or postponed, with any adjustment made after the end of the fiscal year.

The following table states the total amounts of compensation paid to SAM for the past three fiscal years for the Growth, Equity and Income Funds and the three fiscal periods for the Northwest Fund:

                                   Years Ended

                      September 30      September 30    September 30
                          1995             1994             1993
                      ------------      ------------    ------------
     Growth Fund       $1,107,000       $1,096,000       $1,068,000

     Equity Fund       $3,151,000       $1,676,000       $  749,000

     Income Fund       $1,348,000       $1,363,000       $1,353,000



                                                                      9  Month
                   Year Ended                 Year Ended            Period Ended
                September 30, 1995       September 30, 1994      September 30, 1993
                ------------------       ------------------      ------------------
Northwest Fund      $269,000                  $287,000               $228,000




U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98111, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with the Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Fund under an Agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records of each Fund's shareholders, records of transactions involving each Fund's shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions, for a fee of $3.10 per each shareholder transaction. The following table shows the total fees paid to SAFECO Services by the Funds as compensation for its services as transfer agent for the past three fiscal years for the Growth, Equity and Income Funds and for the three fiscal periods for the Northwest Fund:

                              Fiscal Years Ended


               September 30        September 30      September 30
                  1995                 1994              1993
               ------------        ------------      ------------
Growth Fund     $  305,000         $ 210,000         $ 169,000
Equity Fund     $1,018,000         $ 370,000         $ 143,000
Income Fund     $  298,000         $ 264,000         $ 259,000



                                                                  9  Month
                    Year Ended           Year Ended              Period Ended
                September 30, 1995    September 30, 1994       September 30, 1993
                ------------------    ------------------     ---------------------
Northwest Fund      $97,000               $85,000                   $56,000


SAFECO Securities is the principal underwriter for each Fund and distributes each Fund's shares on a continuous best efforts basis under an Agreement with the Trust. SAFECO Securities is not compensated by the Trust or the Funds for underwriting, distribution or other activities.

BROKERAGE PRACTICES

SAM and the Sub-Adviser place orders for the purchase or sale of Fund portfolio securities based on various factors, including:

(1) Which broker gives the best execution, (i.e., which broker is able to trade the securities in the size and at the price desired and on a timely basis);

(2)  Whether the broker is known as being reputable; and

(3) All other things being equal, which broker has provided useful research services.

Such research services as are furnished during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's and the Sub-Adviser's staff, and personal visits by such analysts and brokerage strategists and economists) are used to advise all clients including the Funds, but not all such research services furnished are used by it to advise the Funds.

Excess commissions or mark-ups are not paid to any broker or dealer for research services or for any other reason. During the fiscal year ended September 30, 1995, for the Growth, Income, Equity and Northwest Funds, 100% of each Fund's total brokerage expenses were commissions paid to brokers providing research services. The following table states the total amount of brokerage expense for each Fund for the past three fiscal years for the Growth, Equity and Income Funds and for the three fiscal periods for the Northwest Fund:


                                 Fiscal Years Ended
               September 30         September 30      September 30
                   1995                 1994             1993
               ------------         ------------      ------------
Growth Fund     $  489,983           $220,350           $197,179
Equity Fund     $1,082,137           $731,184           $223,474
Income Fund     $  159,717           $111,612           $106,893




                                                               9 Month
                     Year Ended           Year Ended          Period Ended
                 September 30, 1995   September 30, 1994    September 30, 1993
                 ------------------   ------------------   --------------------
Northwest Fund        $ 6,536              $11,409                $10,390



REDEMPTION IN KIND

If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trust has elected to be governed by Rule 18(f)(1) under the Investment Company Act of 1940, pursuant to which the Trust must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

FINANCIAL STATEMENTS


The following financial statements and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Trust's Annual Report for the year ended September 30, 1995:

     Portfolios of Investments as of September 30, 1995
     Statement of Assets and Liabilities as of September 30, 1995
     Statement of Operations for the Year Ended September 30, 1995
     Statement of Changes in Net Assets for the Years Ended September 30, 1995
       and September 30, 1994
     Notes to Financial Statements

A copy of the Trust's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or 206-545-5530 in Seattle or by writing to the address on the Prospectus cover.



DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime-1 have a superior capacity, issuers rated Prime-2 have a strong capacity and issuers rated Prime-3 have an acceptable capacity for the repayment of short-term promissory obligations.

Standard & Poor's Rating Group ("S&P"). Commercial paper rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. Issues designated A-2 also have a strong capacity for timely payment but not as high as A-1 issuers. Issues designated A-3 have a satisfactory capacity for timely payment.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinated to, a debt issue.

Excerpts from Moody's description of its preferred stock ratings:

aaa - Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - High-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

baa - Medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba - Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b - Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa - Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca - Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c - Lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its preferred stock ratings:

AAA - The highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - Qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A - Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC - Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC - The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C - A preferred stock rated "C" is a non-paying issue.

D - A preferred stock rated "D" is a non-paying issue with issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-) To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           SAFECO COMMON STOCK TRUST

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a) The following financial statements for each series of Registrant for the fiscal year ended September 30, 1995 and the report thereon of Ernst & Young LLP, independent auditors, are incorporated in the Statement of Additional Information by reference to Registrant's Annual Report filed with the Securities & Exchange Commission on or about November 30, 1995:



              Portfolio of Investments as of September 30, 1995
              Statements of Assets and Liabilities as of September 30, 1995 Statements of Operations for the Year Ended September 30, 1995 Statements of Changes in Net Assets for the Year ended
                     September 30, 1995 and September 30, 1994
              Notes to Financial Statements



       Financial Statements from Registrant's Annual Report are filed as
       Exhibit 12.


(b)  Exhibits:


Exhibit
Number                    Description                                                           Page
-------                   -----------                                                           ----
(27.1-4)                  Financial Data Schedule

(99.1)                    Trust Instrument/Certificate of Trust                                  *

(99.2)                    Bylaws                                                                 *

(99.3)                    Inapplicable

(99.4)                    Form of Stock Certificate                                              *

(99.5)                    Investment Advisory and Management                                    **
                          Contract
                          Form of Sub-Investment Advisory Contract

(99.6)                    Distribution Agreement                                                 *

(99.7)                    Inapplicable

(99.8)                    Custody Agreement with U.S. Bank                                       *
                          Form of Custody and Subcustodian Agreements
                          with Chase Manhattan Bank

(99.9)                    Transfer Agent Agreement                                               *

(99.10)                   Opinion of Counsel

(99.11)                   Consent of Independent Auditors

(99.12)                   Registrant's Annual Report for Year or Period
                          Ended September 30, 1995+ including Financial
                          Statements

(99.13)                   Subscription Agreement                                                 *

(99.14)                   Prototype 401(k)/Profit Sharing Plan                                   *

(99.15)                   Inapplicable

(99.16)                   Calculation of Performance Information



  *Filed as an exhibit to Post-Effective Amendment No. 8 dated
   January 31, 1996 and filed with the SEC on November 17, 1995.


 **Investment Advisory and Management Contract filed as an exhibit to Post-Effective Amendment No. 8 dated January 31, 1996 and filed with the SEC on November 17, 1995.

  +Registrant's Annual Report was filed with the SEC on or about
   November 30, 1995.


Item 25.  Persons Controlled by or Under Common Control With Registrant

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO mutual funds. The SAFECO Mutual Funds consist of seven Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Advisor Series Trust, SAFECO Money Market Trust, SAFECO Institutional Series Trust and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund and SAFECO Small Company Stock Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Advisor Series Trust consists of eight mutual funds: Advisor Equity Fund, Advisor Northwest Fund, Advisor Intermediate-Term Treasury Fund, Advisor GNMA Fund, Advisor U.S. Government Fund, Advisor Municipal Bond Fund, Advisor Intermediate-Term Municipal Bond Fund and Advisor Washington Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Institutional Series Trust consists of one mutual fund: Fixed-Income Portfolio. The SAFECO Resource Series Trust consists of five mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Management Corp., a New York corporation, and SAFECO Surplus Lines Insurance Company, a Washington corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and

Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Mangers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and Whitehall Insurance Brokers, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of PNMR Securities, Inc., a Washington corporation, and 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation . S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of C-W Properties, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following:
Barton Street Corp., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.

Item 26. Number of Holders of Securities


At December 31, 1995, Registrant had 12,703, 42,221, 15,363, 4,022, 0, 0, and 0
shareholders of record in its SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO Balanced Fund, SAFECO International Stock Fund and SAFECO Small Company Stock Fund, respectively.


Item 27. Indemnification

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words, "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry) or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, employee or agent in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an Agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this subparagraph.

Under an Agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance hereunder; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.


Item 28. Business and Other Connections of Investment Adviser and Sub-Investment Adviser


The investment adviser to the Registrant, SAM, serves as an adviser to: (a) thirty-one series (portfolios) of seven registered investment companies, including six series of an investment company that serves as the investment vehicle for variable insurance products, and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The sub-investment adviser to the SAFECO International Stock Fund, Bank of Ireland Asset Management (U.S.) Limited, serves as investment adviser to other registered open-end investment companies and other advisory clients. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 29. Principal Underwriters

(a) SAFECO Securities, Inc., the principal underwriter for each series of Registrant, acts also as the principal underwriter for each series of SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, SAFECO Institutional Series Trust and SAFECO Advisor Series Trust. In addition, SAFECO

Securities is the principal underwriter for SAFECO Separate Account C, SAFECO Variable Account B and SAFECO Separate Account SL, all of which are variable insurance products.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 30. Location of Accounts and Records


U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98101; the Bank of Ireland Investment Management Limited, 26 Fitzwilliam Street, Dublin, Ireland; Bank of Ireland Investment Management (U.S.) Limited, 2 Greenwich Plaza, Greenwich, Connecticut; Chase Manhattan Bank, N.A, 1212 Avenue of the Americas, New York, New York and various sub-custodians maintain physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington 98185, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services

Inapplicable.

Item 32. Undertakings

Registrant, on behalf of the SAFECO Balanced Fund, SAFECO International Stock Fund and SAFECO Small Company Stock Fund, undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.



Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act of  1940,  the  Registrant   has  duly  caused  this  Registration
Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 31st day of January, 1996.

                               SAFECO COMMON STOCK TRUST

                               By  /S/ David F. Hill
                                  -------------------------------
                                  David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  Name                         Title                             Date
                  ----                         -----                             ----
                                              President
/s/ David F. Hill                    Principal Executive Officer               1/31/96
------------------------------
David F. Hill


RONALD L. SPAULDING*
------------------------------              Vice President                     ____________
Ronald L. Spaulding                            Treasurer


NEAL A. FULLER*                             Vice President
------------------------------                Controller                       ____________
Neal A. Fuller                            Assistant Secretary
                                     Principal Financial Officer

/s/ Boh A. Dickey                       Chairman and Trustee                    1/31/96
------------------------------
 Boh A. Dickey


BARBARA J. DINGFIELD*                          Trustee
------------------------------                                                 ____________
Barbara J. Dingfield


RICHARD W. HUBBARD*                            Trustee
------------------------------                                                 ____________
Richard W. Hubbard


RICHARD E. LUNDGREN*                           Trustee
------------------------------                                                 ____________
Richard E. Lundgren


L. D. McCLEAN*                                 Trustee
------------------------------                                                 ____________
L. D. McClean

LARRY L. PINNT*                                Trustee
------------------------------                                                 ____________
Larry L. Pinnt


JOHN W. SCHNEIDER*                             Trustee
------------------------------                                                 ____________
John W. Schneider


*By  /s/ Boh A. Dickey
    ---------------------------
    Boh A. Dickey
    Attorney-in-Fact


*By /s/ David F. Hill
    ---------------------------
    David F. Hill
    Attorney-in-Fact



Registration No. 33-36700/811-6167

 ===============================================================================

                                    EXHIBITS

                                       to

                                   FORM N-1A

                             REGISTRATION STATEMENT


                        POST-EFFECTIVE AMENDMENT NO.  9


                                     Under

                           The Securities Act of 1933

                                      and

                               AMENDMENT NO.  10

                                     Under

                       The Investment Company Act of 1940

                                   ---------

                           SAFECO Common Stock Trust
               (Exact Name of Registrant as Specified in Charter)

                                  SAFECO Plaza
                           Seattle, Washington  98185
                    (Address of Principal Executive Offices)

                                  206-545-5269
             (Registrant's Telephone Number, including Area Code)

 ===============================================================================

                           SAFECO COMMON STOCK TRUST

                                   Form N-1A

                        Post-Effective Amendment No.  9

                                 Exhibit Index

Exhibit
Number                      Description                                                         Page
-------                     -----------                                                         ----
(27.1-4)                    Financial Data Schedule

(99.5)                      Form of Sub-Advisory Contract

(99.10)                     Opinion of Counsel

(99.11)                     Consent of Independent Auditors

(99.12)                     Registrant's Annual Report for Year or Period
                            Ended September 30, 1995+ including Financial
                            Statements


(99.16)                     Calculation of Performance Information



+ Registrant's Annual Report was filed with the SEC on or about November 30, 1995.